UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act File No. 811-5039
      ---------------------------------------------------------------------

                         Credit Suisse Fixed Income Fund
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
    -------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                         Credit Suisse Fixed Income Fund
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31

Date of reporting period: November 1, 2004 to April 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                  logo:      CREDIT | ASSET
                                                             SUISSE | MANAGEMENT

CREDIT SUISSE FUNDS
Semiannual Report

April 30, 2005
(unaudited)

            o  CREDIT SUISSE
               FIXED INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares. For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2005; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("CSAM") or any affiliate, are not FDIC-insured and are not guaranteed by CSAM or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

CREDIT SUISSE FIXED INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
                                                                    May 25, 2005

Dear Shareholder:

PERFORMANCE SUMMARY
11/01/04 - 04/30/05

FUND & BENCHMARKS                                                    PERFORMANCE
   Common1                                                           1.26%
   Advisor1                                                          0.99%
   Class A1,2                                                        1.12%
   Class B1,2                                                        0.78%
   Class C1,2                                                        0.78%
   Lehman Brothers U.S. Aggregate Bond Index3                        0.98%

   Performance for the Fund's Class A shares, Class B shares and Class C shares is without the maximum sales charge of 4.75%, 4.00% and 1.00%, respectively2.

MARKET OVERVIEW: A SHIFT IN THE CYCLE

   The major factor driving activity in the period was the Federal Open Market Committee's graduated approach to monetary tightening, which brought the fed funds rate up 100 basis points, from 1.75% to 2.75% during the Fund's fiscal half-year. In support of these measured rate hikes the central bank cited continued improvement in labor-market conditions and growth in total output, alongside balanced inflation risks. The upward trend in crude oil prices, which reached a new high of $58 per barrel in March, contributed merely to a transitory soft patch in economic growth. While short-term interest rates tended to follow the Fed higher, rates on the long end strangely declined, due in our view to strong foreign demand for US assets of longer duration. This resulted in a significant flattening of the yield curve, as the spread between 2-year and 10-year Treasuries dropped from 150 to 55 basis points.

   Fed Chairman Greenspan termed the unusual yield curve phenomenon a conundrum, but we believe the real mystery was the lack of risk aversion among bond market participants. The longstanding hunger for yield in bonds remained avid into the new year, particularly for lower rated investment grade and high yield corporate credits whose valuations had reached historic highs. A correction finally came in mid-March in a sell-off triggered by a General Motors ("GM") earnings warning, as a new risk premium priced into the market. In our view, the GM news helped to accelerate a long-awaited shift in the credit cycle, as we begin to witness increasingly shareholder-friendly action among corporations such as buy-backs and increased dividends.

CREDIT SUISSE FIXED INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

STRATEGIC REVIEW: DURATION TRADES AND SECURITY SELECTION

   In the portfolio we took advantage of the Fed's measured rate hikes through a curve flattening trade, underweighting shorter duration securities and overweighting intermediate duration securities. With regard to the credit sector, we positioned the Fund defensively well in advance of the GM earnings warning, reducing our exposure to high yield and to investment grade issuers within the automotive sector. Our positions in Mortgage-Backed Securities ("MBS") benefited due to low volatility and an emphasis on selected mortgage pools with lower probability of refinancing. In addition, we maintained exposure to select emerging market bonds, which added to our performance for the period. Negative contributions to performance included our underweight allocation to US Agencies, which strengthened in spite of the continuing turbulence at Fannie Mae.

MARKET OUTLOOK: FUNDAMENTALLY SOUND

   In spite of the difficult environment among spread product in the latter part of the fiscal half-year, we believe the credit environment remains fundamentally sound thanks to moderate increases in corporate profitability and the continuing build-up of cash on corporate balance sheets. Given our positive outlook on credit fundamentals, we would view any further widening in corporate spreads as an opportunity to increase our weighting relative to the index.

Credit Suisse Fixed Income Management Team

Kevin D. Barry
Michael Gray
Sheila Huang
Richard Avidon
Philip Wubbena

   In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

CREDIT SUISSE FIXED INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                  AVERAGE ANNUAL RETURNS AS OF MARCH 31, 20051
                                                                SINCE     INCEPTION
                            1 YEAR      5 YEARS    10 YEARS   INCEPTION      DATE
-----------------------------------------------------------------------------------
Common Class                 1.90%       5.49%       6.23%      6.81%       8/17/87
Advisor Class                1.37%       5.12%        --        5.34%        7/3/96
Class A Without
  Sales Charge               1.73%        --          --        3.30%       7/31/01
Class A With Maximum
  Sales Charge              (3.07)%       --          --        1.94%       7/31/01
Class B Without CDSC         0.91%        --          --        2.50%       7/31/01
Class B With
  Maximum CDSC              (3.01)%       --          --        2.26%       7/31/01
Class C Without CDSC         0.81%        --          --        2.45%       7/31/01
Class C With
  Maximum CDSC              (0.17)%       --          --        2.45%       7/31/01
                  AVERAGE ANNUAL RETURNS AS OF APRIL 30, 20051
                                                                SINCE     INCEPTION
                            1 YEAR      5 YEARS    10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
Common Class                 5.84%       5.93%       6.19%      6.85%       8/17/87
Advisor Class                5.30%       5.55%        --        5.42%        7/3/96
Class A Without
  Sales Charge               5.56%        --          --        3.53%       7/31/01
Class A With Maximum
  Sales Charge               0.53%        --          --        2.20%       7/31/01
Class B Without CDSC         4.81%        --          --        2.74%       7/31/01
Class B With
  Maximum CDSC               0.81%        --          --        2.50%       7/31/01
Class C Without CDSC         4.71%        --          --        2.69%       7/31/01
Class C With
  Maximum CDSC               3.71%        --          --        2.69%       7/31/01

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.csam.com/us.

CREDIT SUISSE FIXED INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------


1 Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 4.75%), was down 3.66%. Total return for Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was down 3.18%. Total return for Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was down 0.21%.

3 The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. It includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service; the Standard & Poor's division of The McGraw-Hill Companies, Inc.; or Fitch IBCA Inc. Investors cannot invest directly in an index.

CREDIT SUISSE FIXED INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

   As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2005.

   The table illustrates your Fund's expenses in two ways:

   o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE FIXED INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                  FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2005
------------------------------------------------------------------------------------------
                                      COMMON    ADVISOR
ACTUAL FUND RETURN                    CLASS      CLASS     CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------------------
Beginning Account
  Value 11/01/04                    $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00
Ending Account
  Value 04/30/05                    $1,012.60  $1,009.90  $1,011.20  $1,007.80  $1,007.80
Expenses Paid per $1,000*           $    3.49  $    5.98  $    4.74  $    8.46  $    8.46

HYPOTHETICAL 5% FUND RETURN
Beginning Account
  Value 11/01/04                    $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00
Ending Account
  Value 04/30/05                    $1,021.32  $1,018.84  $1,020.08  $1,016.36  $1,016.36
Expenses Paid per $1,000*           $    3.51  $    6.01  $    4.76  $    8.50  $    8.50

                                      COMMON     ADVISOR
                                       CLASS      CLASS     CLASS A    CLASS B   CLASS C
------------------------------------------------------------------------------------------
ANNUALIZED EXPENSE RATIOS*               0.70%      1.20%      0.95%      1.70%      1.70%

---------------
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

   The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE FIXED INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*

   RATINGS
   S&P
   -------
   AAA                         64.2%
   AA                           1.6%
   A                           10.1%
   BBB                         11.7%
   BB                           1.5%
   B                            0.6%
   CCC                          0.4%
   NR                           0.5%
                              ------
     Subtotal                  90.6%
   Short-Term
     Investments                9.4%
                              ------
     Total                    100.0%
                              ======

---------------
* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

      PAR                                                          RATINGS+
     (000)                                                       (S&P/MOODY'S)         MATURITY         RATE%               VALUE
    ------                                                       -------------         --------         -----               -----
CORPORATE BONDS (23.5%)
AEROSPACE & DEFENSE (0.5%)
$       760    Goodrich Corp., Notesss.                          (BBB- , Baa3)         04/15/08         7.500        $    825,822
                                                                                                                     ------------
BANKS (1.9%)
        635    Bank of America Corp., Global Notes                 (AA- , Aa2)         10/01/10         4.250             630,144
        150    Bank of America Corp., Rule 144A,
                 Company Guaranteed Notes
                 (Callable 12/31/06 @ $104.04)++                     (A , Aa3)         12/31/26         8.070             164,289
      1,000    Fifth Third Bank, Subordinated Notes                 (A+ , Aa2)         02/01/15         4.750             992,525
        500    Key Bank NA, Subordinated Notes                       (A- , A2)         07/01/14         5.800             531,878
        300    National City Bank, Series BKNT, Notes               (A+ , Aa3)         08/01/09         4.150             298,280
        400    Wells Fargo & Co., Global Subordinated Notes        (AA- , Aa1)         02/09/15         4.750             397,443
                                                                                                                     ------------
                                                                                                                        3,014,559
                                                                                                                     ------------
CHEMICALS (0.2%)
        380    Lubrizol Corp., Senior Notes                       (BB+ , Baa3)         10/01/09         4.625             376,998
                                                                                                                     ------------
COMMERCIAL SERVICES (0.4%)
        450    Cendant Corp., Units                               (BBB , Baa1)         08/17/06         4.890             450,216
        270    Erac USA Finance Co., Rule 144A, Notes++          (BBB+ , Baa1)         05/15/06         6.625             275,447
                                                                                                                     ------------
                                                                                                                          725,663
                                                                                                                     ------------
DIVERSIFIED FINANCIALS (6.4%)
        175    Capital One Financial Corp., Senior Notes         (BBB- , Baa3)         05/17/07         4.738             176,743
        815    Citigroup, Inc., Global Subordinated Notes           (A+ , Aa2)         09/15/14         5.000             821,904
        540    Ford Motor Credit Co., Global Notesss.             (BB+ , Baa2)         01/25/07         6.500             540,163
        250    Ford Motor Credit Co., Global Notes                (BB+ , Baa2)         01/15/10         5.700             226,178
        225    Ford Motor Credit Co., Global Notesss.             (BB+ , Baa2)         10/01/13         7.000             202,804
      1,300    General Electric Capital Corp., Global Notes #      (AAA , Aaa)         03/04/08         2.980           1,301,275
        350    General Electric Capital Corp., Global Notes        (AAA , Aaa)         03/04/15         4.875             351,461
      1,190    General Electric Capital Corp., Series MTNA,
                 Global Notes                                      (AAA , Aaa)         06/15/12         6.000           1,281,152
        245    General Motors Acceptance Corp., Global Bonds       (BB , Baa2)         11/01/31         8.000             206,656
        190    General Motors Acceptance Corp., Global Notesss.    (BB , Baa2)         12/01/14         6.750             159,435
        625    Goldman Sachs Group, Inc., Global Notes              (A+ , Aa3)         01/15/15         5.125             625,356
      1,625    Household Finance Corp., Global Notes                  (A , A1)         12/15/08         4.125           1,607,611
        225    JPMorgan Chase & Co., Global Notesss.                (A+ , Aa3)         03/01/15         4.750             221,600
        530    MBNA America Bank, Rule 144A, Subordinated
                 Notes++                                          (BBB , Baa2)         03/15/08         6.750             562,392
        205    Merey Sweeny L.P., Rule 144A, Senior Notes++        (NR , Baa3)         12/18/19         8.850             241,438
        425    Merrill Lynch & Company, Inc., Series MTNC,
                 Global Notes                                       (A+ , Aa3)         01/15/15         5.000             426,428
        625    OMX Timber Finance Investment LLC, Rule 144A,
                 Company Guaranteed Notes
                 (Callable 10/31/19 @ $100.00)++#                   (A+ , Aa3)         01/29/20         5.420             630,197
        870    SLM Corp., Series MTNA, Notes                          (A , A2)         01/15/09         4.000             860,130
                                                                                                                     ------------
                                                                                                                       10,442,923
                                                                                                                     ------------


                 See Accompanying Notes to Financial Statements.

                                        8


CREDIT SUISSE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

      PAR                                                          RATINGS+
     (000)                                                       (S&P/MOODY'S)         MATURITY         RATE%               VALUE
    ------                                                       -------------         --------         -----               -----
CORPORATE BONDS
ELECTRIC (2.8%)
$       310    American Electric Power Company, Inc., Series A,
                 Global Notes                                     (BBB , Baa3)         05/15/06         6.125        $    316,887
        545    Cincinnati Gas & Electric Co., Notes               (BBB , Baa1)         09/15/12         5.700             574,123
        285    Constellation Energy Group, Inc., Notes            (BBB , Baa1)         04/01/07         6.350             295,883
        200    Dominion Resources, Inc., Series A, Notes         (BBB+ , Baa1)         11/15/06         3.660             198,874
        600    FPL Group Capital, Inc., Notes                        (A- , A2)         02/16/07         4.086             599,309
        400    Oklahoma Gas & Electric Co., Bonds
                 (Callable 08/01/14 @ $103.25)                     (BBB+ , A2)         08/01/34         6.500             431,731
        285    Old Dominion Electric Cooperative, Series A,
                 Secured Notes                                     (AAA , Aaa)         06/01/11         6.250             311,395
        290    Pacific Gas & Electric Co., First Mortgage Notes   (BBB , Baa1)         03/01/34         6.050             310,969
        365    PacifiCorp, First Mortgage Notes                      (A- , A3)         11/15/11         6.900             411,273
        480    Pinnacle West Capital Corp., Senior Notes
                 (Callable 05/01/05 @ $100.00) #                 (BBB- , Baa2)         11/01/05         3.543             480,000
        560    TXU Corp., Rule 144A, Notes++                      (BBB- , Ba1)         11/15/24         6.500             554,248
                                                                                                                     ------------
                                                                                                                        4,484,692
                                                                                                                     ------------
ENTERTAINMENT (0.1%)
        160    AMC Entertainment, Inc., Senior Subordinated Notes
                 (Callable 02/01/06 @ $101.58)                     (CCC+ , B3)         02/01/11         9.500             159,200
                                                                                                                     ------------
ENVIRONMENTAL CONTROL (0.5%)
        625    Waste Management, Inc., Global Company
                 Guaranteed Notes                                 (BBB , Baa3)         05/15/32         7.750             782,749
                                                                                                                     ------------
FOOD (1.1%)
        445    ConAgra Foods, Inc., Notes                        (BBB+ , Baa1)         09/15/11         6.750             495,996
        430    ConAgra Foods, Inc., Notesss.                     (BBB+ , Baa1)         09/15/30         8.250             590,285
        745    Kellogg Co., Global Senior Notes                  (BBB+ , Baa1)         06/01/08         2.875             715,567
                                                                                                                     ------------
                                                                                                                        1,801,848
                                                                                                                     ------------
GAS (0.4%)
        585    Sempra Energy, Notes                              (BBB+ , Baa1)         12/01/05         6.950             595,312
                                                                                                                     ------------
HOME BUILDERS (0.4%)
        365    D.R. Horton, Inc., Senior Notes                     (BB+ , Ba1)         02/15/15         5.250             342,073
        375    Pulte Homes, Inc., Notes                          (BBB- , Baa3)         02/15/35         6.000             350,630
                                                                                                                     ------------
                                                                                                                          692,703
                                                                                                                     ------------
INSURANCE (1.8%)
      1,265    American International Group, Inc.,
                 Global Notes #ss.                                 (AA+ , Aaa)         05/15/13         4.250           1,203,120
        770    Berkshire Hathaway Finance Corp., Rule 144A,
                 Senior Notes++                                    (AAA , Aaa)         01/15/10         4.125             759,703
        235    Florida Windstorm Underwriting Association,
                 Rule 144A, Senior Notes++                           (A- , A3)         08/25/07         6.850             247,087
        610    Nationwide Mutual Insurance Co., Rule 144A, Bonds
                 (Callable 04/15/14 @ $100.00)++                     (A- , A2)         04/15/34         6.600             627,999
        140    Progressive Corp., Senior Notes                       (A+ , A1)         12/01/32         6.250             156,289
                                                                                                                     ------------
                                                                                                                        2,994,198
                                                                                                                     ------------


                 See Accompanying Notes to Financial Statements.

                                        9


CREDIT SUISSE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
      PAR                                                          RATINGS+
     (000)                                                       (S&P/MOODY'S)         MATURITY         RATE%               VALUE
    ------                                                       -------------         --------         -----               -----
CORPORATE BONDS
INVESTMENT COMPANY (0.2%)
$       300    Frank Russell Co., Rule 144A, Company Guaranteed
                 Notes++                                           (AAA , Aa1)         01/15/09         5.625        $    315,726
                                                                                                                     ------------
LODGING (0.0%)
         63    Windsor Woodmont Black Hawk, Series B,
                 First Mortgage Notes ^0                             (NR , NR)         03/15/49        13.000               4,809
                                                                                                                     ------------
MEDIA (1.8%)
        330    CCO Holdings LLC, Global Senior Notes
                 (Callable 11/15/08 @ $104.38)ss.                  (CCC- , B3)         11/15/13         8.750             319,275
        730    Comcast Cable Communications Holdings, Inc.,
                 Global Company Guaranteed Notes                  (BBB , Baa2)         03/15/13         8.375             887,553
         10    Comcast Cable Communications, Inc., Senior Notes   (BBB , Baa2)         01/30/11         6.750              10,989
        325    Cox Communications, Inc., Notes                   (BBB- , Baa3)         06/15/05         6.875             326,080
        425    News America Holdings, Inc., Company Guaranteed
                 Notesss.                                        (BBB- , Baa3)         02/01/13         9.250             537,270
        350    News America, Inc., Company Guaranteed Notes      (BBB- , Baa3)         11/30/28         7.625             413,830
        320    Time Warner, Inc., Global Company
                 Guaranteed Notes                                (BBB+ , Baa1)         04/15/31         7.625             391,175
                                                                                                                     ------------
                                                                                                                        2,886,172
                                                                                                                     ------------
MINING (0.4%)
        620    Phelps Dodge Corp., Senior Notes                   (BBB , Baa2)         03/15/34         6.125             646,679
                                                                                                                     ------------
MISCELLANEOUS MANUFACTURING (0.5%)
        810    Textron, Inc., Senior Notes                           (A- , A3)         08/01/10         4.500             808,190
                                                                                                                     ------------
OIL & GAS (1.3%)
        600    Amerada Hess Corp., Notes                          (BBB- , Ba1)         08/15/31         7.300             687,982
        140    Enterprise Products Operating LP, Rule 144A,
                 Senior Notes++                                   (BB+ , Baa3)         03/01/35         5.750             130,662
        450    Enterprise Products Operating LP, Series B, Global
                 Senior Notes                                     (BB+ , Baa3)         10/15/34         6.650             473,136
        360    Pemex Project Funding Master Trust, Rule 144A,
                 Company Guaranteed Notes++#                      (BBB , Baa1)         06/15/10         4.310             371,340
        370    XTO Energy, Inc., Notes                           (BBB- , Baa3)         06/30/15         5.300             374,406
                                                                                                                     ------------
                                                                                                                        2,037,526
                                                                                                                     ------------
PIPELINES (0.2%)
        325    Kinder Morgan Energy Partners LP, Notes           (BBB+ , Baa1)         11/15/14         5.125             323,542
                                                                                                                     ------------
REAL ESTATE (0.2%)
        400    EOP Operating LP, Notes                           (BBB+ , Baa2)         10/01/10         4.650             394,478
                                                                                                                     ------------
RETAIL (0.6%)
        845    Target Corp., Notes                                   (A+ , A2)         08/15/10         7.500             969,055
                                                                                                                     ------------


                 See Accompanying Notes to Financial Statements.

                                       10


CREDIT SUISSE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
      PAR                                                          RATINGS+
     (000)                                                       (S&P/MOODY'S)         MATURITY         RATE%               VALUE
    ------                                                       -------------         --------         -----               -----
CORPORATE BONDS
TELECOMMUNICATIONS (1.7%)
$       165    ALLTEL Corp., Notes                                    (A , A2)         05/17/07         4.656        $    166,482
        260    Anixter International, Inc., Company Guaranteed
                 Notes                                             (BB+ , Ba1)         03/01/15         5.950             254,255
        370    Motorola, Inc., Notes                              (BBB , Baa3)         11/16/07         4.608             372,826
        160    New Cingular Wireless Services, Inc., Global Senior
                 Notes                                              (A , Baa2)         03/01/31         8.750             218,867
        345    SBC Communications, Inc., Global Notes                 (A , A2)         09/15/14         5.100             345,793
        325    Sprint Capital Corp., Global Company Guaranteed
                 Notes                                           (BBB- , Baa3)         01/30/11         7.625             367,279
        305    Sprint Capital Corp., Global Company Guaranteed
                 Notes                                           (BBB- , Baa3)         03/15/32         8.750             411,390
        650    Verizon Wireless Capital LLC, Global Notes            (A+ , A3)         12/15/06         5.375             663,365
                                                                                                                     ------------
                                                                                                                        2,800,257
                                                                                                                     ------------
TRANSPORTATION (0.1%)
        175    Horizon Lines LLC, Rule 144A, Notes
                 (Callable 11/01/08 @ $104.50)++                   (CCC+ , B3)         11/01/12         9.000             185,062
                                                                                                                     ------------
TOTAL CORPORATE BONDS (Cost $37,803,880)                                                                               38,268,163
                                                                                                                     ------------
ASSET BACKED SECURITIES (6.1%)
        496    Ameriquest Mortgage Securities, Inc.,
                 Series 2003-AR2, Class A4 #                       (AAA , Aaa)         05/25/33         3.370             496,827
          4    Capital Auto Receivables Asset Trust, Series 2002-5,
                 Class A3B #                                       (AAA , Aaa)         04/17/06         2.300               3,552
         74    Chase Funding Mortgage Loan, Series 2002-2,
                 Class 1A4                                         (AAA , Aaa)         08/25/28         4.877              74,616
        682    Countrywide Home Equity Loan Trust, Series 2002-C,
                 Class A #                                         (AAA , Aaa)         05/15/28         3.194             683,143
      1,290    DaimlerChrysler Auto Trust, Series 2004-B, Class A4 (AAA , Aaa)         10/08/09         3.710           1,278,511
        105    DaimlerChrysler Master Owner Trust, Series 2002-A,
                 Class A #                                         (AAA , Aaa)         05/15/07         3.014             105,063
      2,245    Discover Card Master Trust I, Series 2003-4,
                 Class A1 #                                        (AAA , Aaa)         05/15/11         3.064           2,251,665
        780    First Franklin Mortgage Loan Asset-Backed Certificates,
                 Series 2005-FF5, Class A2B #                      (AAA , Aaa)         03/25/35         3.290             780,000
         92    GE Capital Mortgage Services, Inc., Series 1998-HE1,
                 Class A7                                          (AAA , Aaa)         06/25/28         6.465              92,255
        376    Greenpoint Home Equity Loan Trust, Series 2003-1,
                 Class A #                                         (AAA , Aaa)         04/15/29         3.224             377,148
        456    Greenpoint Home Equity Loan Trust, Series 2004-3,
                 Class A #                                         (AAA , Aaa)         03/15/35         3.184             457,838
        865    Honda Auto Receivables Owner Trust, Series 2003-1,
                 Class A4                                          (AAA , Aaa)         07/18/08         2.480             853,377
        545    Ixis Real Estate Capital Trust, Series 2005-HE2,
                 Class M1 #                                         (AA , Aa1)         09/25/35         3.494             545,000
         73    Mortgage Lenders Network Home Equity Loan,
                 Series 1998-2, Class A1 #                         (AAA , Aaa)         07/25/29         6.605              73,819


                 See Accompanying Notes to Financial Statements.

                                       11


CREDIT SUISSE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

      PAR                                                          RATINGS+
     (000)                                                       (S&P/MOODY'S)         MATURITY         RATE%               VALUE
    ------                                                       -------------         --------         -----               -----
ASSET BACKED SECURITIES
$     1,508    SLM Student Loan Trust, Series 2003-1, Class A2 #   (AAA , Aaa)         06/17/13         3.050        $  1,508,944
        375    Vanderbilt Mortgage Finance, Series 1998-C,
                 Class 1B1                                        (BBB , Baa1)         02/07/15         6.970             381,209
                                                                                                                     ------------
TOTAL ASSET BACKED SECURITIES (Cost $9,969,237)                                                                         9,962,967
                                                                                                                     ------------

MORTGAGE-BACKED SECURITIES (49.4%)
      1,505    Bank of America Commercial Mortgage, Inc.,
                 Series 2005-1, Class A5                           (AAA , Aaa)         11/10/42         4.976           1,543,232
    118,775    Bank of America Commercial Mortgage, Inc.,
                 Series 2005-1, Class XW #                         (AAA , Aaa)         11/10/42         0.106             714,507
     39,835    Bear Stearns Commercial Mortgage Securities, Inc.,
                 Series 2003-PWR2, Class X1 #                      (AAA , Aaa)         05/11/39         0.116             701,602
      1,965    Bear Stearns Commercial Mortgage Securities, Inc.,
                 Series 2004-PWR6, Class A6                        (AAA , Aaa)         11/11/41         4.825           1,960,794
      1,190    Bear Stearns Commercial Mortgage Securities, Inc.,
                 Series 2005-T18, Class A4                         (AAA , Aaa)         02/13/42         4.933           1,195,356
      1,400    Fannie Mae Global Bonds                             (AAA , Aaa)         11/15/30         6.625           1,731,901
      2,265    Fannie Mae Global Notes                             (AAA , Aaa)         11/15/10         6.625           2,522,515
         13    Fannie Mae Pool #004542                             (AAA , Aaa)         12/01/08        12.000              13,855
      1,252    Fannie Mae Pool #254372++++++                       (AAA , Aaa)         07/01/17         6.000           1,298,089
          0    Fannie Mae Pool #524164 (1)                         (AAA , Aaa)         11/01/29         7.000                  44
        386    Fannie Mae Pool #638040                             (AAA , Aaa)         04/01/32         6.500             402,207
        378    Fannie Mae Pool #638112                             (AAA , Aaa)         04/01/32         6.500             393,169
        255    Fannie Mae Pool #656862                             (AAA , Aaa)         04/01/33         6.000             262,068
      1,689    Fannie Mae Pool #667742                             (AAA , Aaa)         04/01/33         6.000           1,736,094
      1,398    Fannie Mae Pool #703337                             (AAA , Aaa)         04/01/33         5.500           1,413,734
        279    Fannie Mae Pool #703598                             (AAA , Aaa)         05/01/18         5.500             286,327
        220    Fannie Mae Pool #705651                             (AAA , Aaa)         06/01/18         5.500             225,836
        866    Fannie Mae Pool #713667                             (AAA , Aaa)         07/01/33         5.000             860,554
        832    Fannie Mae Pool #721796                             (AAA , Aaa)         06/01/18         4.500             825,247
      3,196    Fannie Mae Pool #725231                             (AAA , Aaa)         02/01/34         5.000           3,172,635
      2,043    Fannie Mae Pool #725248                             (AAA , Aaa)         03/01/34         5.000           2,029,234
      1,567    Fannie Mae Pool #725277                             (AAA , Aaa)         03/01/19         4.500           1,553,908
        986    Fannie Mae Pool #739753                             (AAA , Aaa)         12/01/18         5.000             995,171
        818    Fannie Mae Pool #741384                             (AAA , Aaa)         09/01/18         4.000             795,372
      1,341    Fannie Mae Pool #743364                             (AAA , Aaa)         10/01/33         5.500           1,355,864
        489    Fannie Mae Pool #757490                             (AAA , Aaa)         01/01/34         5.500             494,215
      2,393    Fannie Mae Pool #758789                             (AAA , Aaa)         12/01/33         5.500           2,419,135
      1,855    Fannie Mae Pool #761831                             (AAA , Aaa)         08/01/33         5.500           1,876,177
        824    Fannie Mae Pool #767184                             (AAA , Aaa)         02/01/19         5.500             844,835
      1,730    Fannie Mae Pool #770154                             (AAA , Aaa)         04/01/34         5.000           1,714,702
      1,642    Fannie Mae Pool #772297                             (AAA , Aaa)         03/01/34         5.500           1,658,815
      1,537    Fannie Mae Pool #775174                             (AAA , Aaa)         05/01/19         4.500           1,522,228
      1,410    Fannie Mae Pool #776327                             (AAA , Aaa)         04/01/34         5.000           1,400,457
      2,463    Fannie Mae Pool #790724                             (AAA , Aaa)         09/01/34         5.500           2,489,326
      1,562    Fannie Mae Pool #794268                             (AAA , Aaa)         09/01/34         6.500           1,628,127
      1,092    Fannie Mae Pool #794821                             (AAA , Aaa)         10/01/34         7.000           1,153,993
      1,477    Fannie Mae Pool #796906                             (AAA , Aaa)         11/01/34         7.000           1,559,909
        672    Fannie Mae Strip, Series 337, Class 2               (AAA , Aaa)         06/01/33         5.000             144,475
        788    Fannie Mae Strip, Series 354, Class 2               (AAA , Aaa)         11/01/34         5.500             172,937


                 See Accompanying Notes to Financial Statements.

                                       12


CREDIT SUISSE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
------------------------------------------------------------------------------
      PAR                                                          RATINGS+
     (000)                                                       (S&P/MOODY'S)         MATURITY         RATE%               VALUE
    ------                                                       -------------         --------         -----               -----
MORTGAGE-BACKED SECURITIES
$     1,620    Federal Home Loan Bank Global Bonds                 (AAA , Aaa)         06/18/14         5.250        $  1,705,027
      2,225    FNMA TBA                                            (AAA , Aaa)         05/02/35         5.000           2,198,057
      3,955    FNMA TBA                                            (AAA , Aaa)         05/02/35         5.500           3,993,314
      3,930    FNMA TBA                                            (AAA , Aaa)         05/02/35         6.000           4,033,776
      2,320    Freddie Mac Global Notes                            (AAA , Aaa)         11/15/13         4.875           2,379,603
      1,575    Freddie Mac Global Subordinated Notes               (AAA , Aaa)         03/21/11         5.875           1,682,284
         85    Freddie Mac Pool #1B1994 #                          (AAA , Aaa)         09/01/34         4.763              85,726
      1,465    Freddie Mac Pool #A24892                            (AAA , Aaa)         07/01/34         6.000           1,504,687
      1,370    Freddie Mac Pool #A26682                            (AAA , Aaa)         09/01/34         6.000           1,406,686
        734    Freddie Mac Pool #B11354                            (AAA , Aaa)         12/01/18         5.000             740,982
      1,375    Freddie Mac Pool #B13889                            (AAA , Aaa)         04/01/19         4.000           1,335,519
      1,790    Freddie Mac Pool #N31151++++                        (AAA , Aaa)         10/01/34         5.000           1,791,610
        990    Freddie Mac REMIC, Series R001, Class AE            (AAA , Aaa)         04/15/15         4.375             987,655
      1,582    Ginnie Mae Pool #3666                               (AAA , Aaa)         01/20/35         6.000           1,631,265
      1,640    GNMA TBA                                            (AAA , Aaa)         05/02/35         5.000           1,636,925
      1,715    GS Mortgage Securities Corp. II, Series 2004-GG2,
                 Class A4                                          (AAA , Aaa)         08/10/38         4.964           1,743,272
        964    JPMorgan Chase Commercial Mortgage Securities
                 Corp., Series 2004-CB9, Class A1 #                (AAA , Aaa)         06/12/41         3.475             946,435
        301    LB-UBS Commercial Mortgage Trust, Series 2003-C3,
                 Class A1                                          (AAA , Aaa)         05/15/27         2.599             291,692
      1,637    LB-UBS Commercial Mortgage Trust, Series 2004-C1,
                 Class A1                                          (AAA , Aaa)         01/15/29         2.964           1,585,992
      1,575    Merrill Lynch Mortgage Trust, Series 2005-MKB2,
                 Class A4                                          (AAA , Aaa)         09/12/42         5.204           1,610,801
                                                                                                                     ------------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $80,178,277)                                                                    80,359,954
                                                                                                                     ------------

FOREIGN BONDS (11.7%)
ASSET BACKED SECURITIES (1.0%)
      1,700    Pure Mortgages, Series 2004-1A, Class A (Ireland) # (AAA , Aaa)         02/28/34         2.932           1,700,000
                                                                                                                     ------------
BANKS (1.0%)
        695    Korea Development Bank, Global Notes (South Korea)    (A- , A3)         07/20/09         4.750             699,539
        915    Royal Bank of Scotland Group PLC, Series 3, Global
                 Bonds (Callable 12/31/05 @ $100.00)
                 (United Kingdom)                                     (A , A1)         11/29/49         7.816             940,777
                                                                                                                     ------------
                                                                                                                        1,640,316
                                                                                                                     ------------
BEVERAGES (0.8%)
        885    Diageo Capital PLC, Global Notes (United Kingdom)      (A , A2)         05/03/10         4.375             880,692
        420    Diageo Finance BV, Global Company Guaranteed
                 Notes (Netherlands)                                  (A , A2)         04/01/11         3.875             409,336
                                                                                                                     ------------
                                                                                                                        1,290,028
                                                                                                                     ------------
CHEMICALS (0.1%)
        210    Methanex Corp., Yankee Notes (Canada)              (BBB- , Ba1)         08/15/05         7.750             213,150
                                                                                                                     ------------
ELECTRIC (0.2%)
        330    Compania Nacional de Transmision Electrica SA,
                 Global Senior Notes (Chile)                       (A- , Baa1)         04/15/11         7.875             376,221
                                                                                                                     ------------



                 See Accompanying Notes to Financial Statements.

                                       13


CREDIT SUISSE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
------------------------------------------------------------------------------
      PAR                                                          RATINGS+
     (000)                                                       (S&P/MOODY'S)         MATURITY         RATE%               VALUE
    ------                                                       -------------         --------         -----               -----
FOREIGN BONDS
HOLDING COMPANIES-DIVERSIFIED (0.6%)
$       890    Pacificorp Australia, Rule 144A, Bonds
                 (Australia)++                                     (AAA , Aaa)         01/15/08         6.150        $    934,103
                                                                                                                     ------------
INSURANCE (0.2%)
        250    Everest Reinsurance Holdings, Notes (Bermuda)ss.      (A- , A3)         10/15/14         5.400             252,892
                                                                                                                     ------------
MEDIA (0.3%)
        425    Thomson Corp., Global Notes (Canada)                  (A- , A3)         01/05/12         6.200             461,408
                                                                                                                     ------------
MISCELLANEOUS MANUFACTURING (0.2%)
        315    Tyco International Group SA, Yankee Company
                 Guaranteed Notes (Luxembourg)                    (BBB , Baa3)         10/15/11         6.375             341,809
                                                                                                                     ------------
OIL & GAS (0.7%)
        185    Canadian Natural Resources, Ltd., Yankee Notes
                 (Canada)                                        (BBB+ , Baa1)         07/15/11         6.700             203,550
        400    Nexen, Inc., Yankee Notes (Canada)                (BBB- , Baa2)         03/10/35         5.875             386,917
        430    Petroliam Nasional Berhad, Rule 144A, Bonds
                 (Malaysia)++                                        (A- , A2)         08/15/15         7.750             519,361
                                                                                                                     ------------
                                                                                                                        1,109,828
                                                                                                                     ------------
PIPELINES (0.2%)
        240    Trans-Canada Pipelines, Ltd., Yankee Bonds (Canada)   (A- , A2)         01/15/15         4.875             240,849
                                                                                                                     ------------
SOVEREIGN (6.1%)
      8,230    Government of New Zealand, Bonds (New Zealand)      (AAA , Aaa)         04/15/15         6.000           6,103,840
        880    Government of Russia, Series V, Debentures (Russia) (BBB- , Ba2)        05/14/08         3.000             818,400
        315    Republic of Indonesia, Rule 144A,
                  Notes (Indonesia)++                                (B+ , B2)         04/20/15         7.250             304,763
        490    Republic of Panama, Global Notes (Panama)ss.         (BB , Ba1)         03/15/15         7.250             510,825
        520    Republic of Venezuela, Global Notes (Venezuela) #      (B , B2)         04/20/11         4.150             462,257
        350    Republic of Venezuela, Global Notes (Venezuela)        (B , B2)         10/08/14         8.500             345,625
        410    United Mexican States, Global Notes (Mexico)       (BBB , Baa1)         12/30/19         8.125             481,135
        495    United Mexican States, Series MTN, Global Notes
                 (Mexico)                                         (BBB , Baa1)         01/16/13         6.375             517,522
        320    United Mexican States, Series MTNA, Global Notes
                 (Mexico)                                         (BBB , Baa1)         04/08/33         7.500             347,200
                                                                                                                     ------------
                                                                                                                        9,891,567
                                                                                                                     ------------

TELECOMMUNICATIONS (0.3%)
        390    Deutsche Telekom International Finance BV, Global
                 Company Guaranteed Notes (Netherlands) #          (A- , Baa1)         06/15/30         8.750             524,168
                                                                                                                     ------------
TOTAL FOREIGN BONDS (Cost $18,440,896)                                                                                 18,976,339
                                                                                                                     ------------


                 See Accompanying Notes to Financial Statements.

                                       14


CREDIT SUISSE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
      PAR                                                          RATINGS+
     (000)                                                       (S&P/MOODY'S)         MATURITY         RATE%               VALUE
    ------                                                       -------------         --------         -----               -----
UNITED STATES TREASURY OBLIGATIONS (4.7%)
$       780    United States Treasury Bonds++++                    (AAA , Aaa)         02/15/23         7.125        $  1,018,571
      1,617    United States Treasury Bonds++++                    (AAA , Aaa)         01/15/25         2.375           1,766,913
         35    United States Treasury Bonds                        (AAA , Aaa)         02/15/31         5.375              39,542
        455    United States Treasury Notes++++                    (AAA , Aaa)         09/30/06         2.500             448,691
      1,550    United States Treasury Notes++++                    (AAA , Aaa)         04/15/10         4.000           1,557,629
      1,638    United States Treasury Notes++++                    (AAA , Aaa)         07/15/14         2.000           1,699,965
      1,190    United States Treasury Notes++++                    (AAA , Aaa)         02/15/15         4.000           1,171,081
                                                                                                                     ------------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $7,571,300)                                                              7,702,392
                                                                                                                     ------------

MUNICIPAL BOND (1.3%)
TEXAS (1.3%)
      1,985    University of Texas, University Revenue Bonds,
                 Financing Systems, Series D (Cost $2,043,444)     (AAA , Aaa)         08/15/34         5.000           2,072,618
                                                                                                                     ------------
 NUMBER OF
   SHARES
 ---------
COMMON STOCK (0.0%)
FOOD (0.0%)
        105    Archibald Candy Corp. *^ (Cost $8,925)                                                                           0
                                                                                                                     ------------
PREFERRED STOCK (0.3%)
TELECOMMUNICATIONS (0.3%)
        400    Centaur Funding Corp., Series B, Rule 144A++
                 (Cost $405,680)                                                                                          540,750
                                                                                                                     ------------
WARRANTS (0.0%)
BUILDING MATERIALS (0.0%)
         65    Dayton Superior Corp., Rule 144A, strike $0.01,
                 expires 06/15/09 *++                                                                                           1
                                                                                                                     ------------
TELECOMMUNICATIONS (0.0%)
         40    GT Group Telecom, Inc., Rule 144A, strike $0.00,
                 expires 02/01/10 *++^                                                                                          0
         70    IWO Holdings, Inc., Rule 144A, strike $7.00,
                 expires 01/15/11 *++^                                                                                          0
                                                                                                                     ------------
                                                                                                                                0
                                                                                                                     ------------
TOTAL WARRANTS (Cost $3,300)                                                                                                    1
                                                                                                                     ------------

  CONTRACTS
  ---------

OPTIONS PURCHASED (0.0%)
CALL OPTIONS (0.0%)
      1,770    European Economic Unit, strike $1.286, expires 05/05/05                                                     15,925
                                                                                                                     ------------


                 See Accompanying Notes to Financial Statements.

                                       15


CREDIT SUISSE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
 CONTRACTS                                                                                                                  VALUE
 ---------                                                                                                                  -----
OPTIONS PURCHASED
PUT OPTIONS (0.0%)

      1,770    European Economic Unit, strike $1.286, expires 05/05/05                                               $      6,768
                                                                                                                     ------------
TOTAL OPTIONS PURCHASED (Cost $43,365)                                                                                     22,693
                                                                                                                     ------------
NUMBER OF
  SHARES
---------
SHORT-TERM INVESTMENTS (12.1%)
  3,378,953    State Street Navigator Prime Fundss.ss.                                                                  3,378,953
      PAR
      (000)                                                                            MATURITY         RATE%
   --------                                                                            --------         -----
$     5,088    State Street Bank and Trust Co. Euro Time Deposit ^^                    05/02/05         1.850           5,088,000
      6,880    Federal Home Loan Bank Discount Notes ^^                                05/18/05         2.818           6,870,871
      4,375    United States Treasury Bills ^^                                         06/09/05         2.730           4,362,238
                                                                                                                     ------------
TOTAL SHORT-TERM INVESTMENTS (Cost $19,700,062)                                                                        19,700,062
                                                                                                                     ------------
TOTAL INVESTMENTS AT VALUE (109.1%) (Cost $176,168,366)                                                               177,605,939

LIABILITIES IN EXCESS OF OTHER ASSETS (-9.1%)                                                                         (14,741,915)
                                                                                                                     ------------
NET ASSETS (100.0%)                                                                                                  $162,864,024
                                                                                                                     ============

OPEN OPTION CONTRACTS WRITTEN
                         NUMBER OF       EXERCISE        EXPIRATION
    NAME OF ISSUER       CONTRACTS         PRICE            DATE           VALUE
--------------------------------------------------------------------------------
    S&P 500 Put Option      90             $3.50           5/21/05       $31,500

                            INVESTMENT ABBREVIATIONS
                                BKNT = Bank Notes
                             MTN = Medium Term Note
                        MTNA = Medium Term Note, Series A
                        MTNC = Medium Term Note, Series C
                                  NR=Not Rated
                 REMIC=Real Estate Mortgage Investment Conduits
                              TBA = To Be Announced


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------


+ Credit ratings given by The Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities amounted to a value of $7,364,568 or 4.52% of net assets.

++++     Collateral segregated for futures contracts.

++++++   A portion of the security is pledged as collateral for Options Written.

*        Non-income producing security.

^ Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

^^       Collateral segregated for TBA securities.

# Variable rate obligations - The interest rate shown is the rate as of April 30, 2005.

ss.      Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.

0        Bond is currently in default.

(1)      Par value of security held is less than 1,000.



                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

ASSETS
   Investments at value, including collateral for securities on loan
      of $3,378,953 (Cost $176,168,366) (Note 2)                      $177,605,9391
   Cash                                                                        185
   Receivable for investments sold                                       9,822,171
   Interest receivable                                                   1,293,517
   Receivable for fund shares sold                                         196,041
   Unrealized appreciation on forward foreign currency contracts
      (Note 2)                                                              49,349
   Variation margin receivable (Note 2)                                      1,071
   Prepaid expenses and other assets                                        46,855
                                                                      ------------
      Total Assets                                                     189,015,128
                                                                      ------------
LIABILITIES
   Advisory fee payable (Note 3)                                            27,408
   Administrative services fee payable (Note 3)                             54,836
   Shareholder servicing/Distribution fee payable (Note 3)                  45,702
   Payable for investments purchased                                    21,960,481
   Payable upon return of securities loaned (Note 2)                     3,378,953
   Payable for fund shares redeemed                                        366,667
   Unrealized depreciation on forward foreign currency contracts
      (Note 2)                                                             129,848
   Dividend payable                                                         49,324
   Outstanding options written, at value (premiums received $35,729)
      (Note 2)                                                              31,500
   Trustees' fee payable                                                     4,410
   Other accrued expenses payable                                          101,975
                                                                      ------------
      Total Liabilities                                                 26,151,104
                                                                      ------------
NET ASSETS
   Capital stock, $0.001 par value (Note 6)                                 16,335
   Paid-in capital (Note 6)                                            178,604,443
   Undistributed net investment income                                         576
   Accumulated net realized loss on investments, futures
      contracts, options written, swap contracts and foreign
      currency transactions                                            (16,892,747)
   Net unrealized appreciation from investments, futures
      contracts, options written and foreign currency translations       1,135,417
                                                                      ------------
      Net Assets                                                      $162,864,024
                                                                      ============
COMMON SHARES
   Net assets                                                         $107,906,692
   Shares outstanding                                                   10,826,060
                                                                      ------------
   Net asset value, offering price, and redemption price per share           $9.97
                                                                             =====
ADVISOR SHARES
   Net assets                                                         $ 15,035,824
   Shares outstanding                                                    1,508,169
                                                                      ------------
   Net asset value, offering price, and redemption price per share           $9.97
                                                                             =====


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

A SHARES
   Net assets                                                         $ 29,233,560
   Shares outstanding                                                    2,929,376
                                                                      ------------
   Net asset value and redemption price per share                            $9.98
                                                                            ======
   Maximum offering price per share (net asset value/(1-4.75%))             $10.48
                                                                            ======
B SHARES
   Net assets                                                         $  7,574,245
   Shares outstanding                                                      759,184
                                                                      ------------
   Net asset value and offering price per share                              $9.98
                                                                            ======
C SHARES
   Net assets                                                         $  3,113,703
   Shares outstanding                                                      312,276
                                                                      ------------
   Net asset value and offering price per share                              $9.97
                                                                            ======

--------------------------------------------------------------------------------
1 Including $3,309,747 of securities on loan.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 2)
   Interest                                                            $ 3,865,177
   Dividends                                                                18,160
   Securities lending                                                        5,520
                                                                       -----------
     Total investment income                                             3,888,857
                                                                       -----------
EXPENSES
   Investment advisory fees (Note 3)                                       410,657
   Administrative services fees (Note 3)                                   150,562
   Shareholder servicing/Distribution fees (Note 3)
     Advisor Class                                                          40,476
     Class A                                                                35,671
     Class B                                                                34,726
     Class C                                                                15,793
   Transfer agent fees (Note 3)                                            117,484
   Registration fees                                                        24,664
   Custodian fees                                                           23,330
   Printing fees (Note 3)                                                   23,195
   Legal fees                                                               19,168
   Audit fees                                                               15,491
   Trustees' fees                                                            8,260
   Insurance expense                                                         2,141
   Commitment fees (Note 4)                                                  2,114
   Miscellaneous expense                                                     6,069
                                                                       -----------
     Total expenses                                                        929,801
   Less: fees waived (Note 3)                                             (228,215)
                                                                       -----------
     Net expenses                                                          701,586
                                                                       -----------
       Net investment income                                             3,187,271
                                                                       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS, FUTURES CONTRACTS,
   OPTIONS WRITTEN, SWAP CONTRACTS AND FOREIGN CURRENCY RELATED ITEMS
   Net realized gain from investments                                      359,644
   Net realized gain from futures contracts                                565,192
   Net realized gain from options written                                  280,753
   Net realized loss from swap contracts                                    (9,628)
   Net realized loss on foreign currency transactions                     (264,364)
   Net change in unrealized appreciation (depreciation)
      from investments                                                  (1,495,112)
   Net change in unrealized appreciation (depreciation)
      from futures contracts                                              (451,737)
   Net change in unrealized appreciation (depreciation)
      from options written                                                 (23,805)
   Net change in unrealized appreciation (depreciation)
      from swap contracts                                                   (8,631)
   Net change in unrealized appreciation (depreciation)
      from foreign currency translations                                  (161,277)
                                                                       -----------
   Net realized and unrealized loss from investments,
      futures contracts, options written, swap contracts and
      foreign currency related items                                    (1,208,965)
                                                                       -----------
   Net increase in net assets resulting from operations                $ 1,978,306
                                                                       ===========


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX MONTHS
                                                             ENDED          FOR THE YEAR
                                                        APRIL 30, 2005         ENDED
                                                          (UNAUDITED)     OCTOBER 31, 2004
                                                         ------------     ----------------
FROM OPERATIONS
  Net investment income                                  $  3,187,271      $  5,633,654
  Net realized gain from investments, futures contracts,
   options written, swap contracts and
   foreign currency transactions                              931,597         5,086,298
  Net change in unrealized appreciation (depreciation)
    from investments futures contracts, options written,
    swap contracts and foreign currency translations       (2,140,562)         (793,010)
                                                         ------------      ------------
   Net increase in net assets resulting from operations     1,978,306         9,926,942
                                                         ------------      ------------
FROM DIVIDENDS
  Dividends from net investment income
   Common Class shares                                     (2,483,662)       (4,136,648)
   Advisor Class shares                                      (324,310)         (555,913)
   Class A shares                                            (606,009)       (1,022,785)
   Class B shares                                            (117,123)         (200,843)
   Class C shares                                             (53,109)          (83,348)
                                                         ------------      ------------
   Net decrease in net assets resulting from dividends     (3,584,213)       (5,999,537)
                                                         ------------      ------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                             12,705,662        24,916,360
  Reinvestment of dividends                                 3,255,362         5,428,088
  Net asset value of shares redeemed                      (23,033,077)      (56,794,831)
                                                         ------------      ------------
   Net decrease in net assets from capital
     share transactions                                    (7,072,053)      (26,450,383)
                                                         ------------      ------------
  Net decrease in net assets                               (8,677,960)      (22,522,978)
NET ASSETS
  Beginning of period                                     171,541,984       194,064,962
                                                         ------------      ------------
  End of period                                          $162,864,024      $171,541,984
                                                         ------------      ------------
Undistributed net investment income                      $        576      $    397,518
                                                         ============      ============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                             FOR THE SIX MONTHS
                                                     ENDED                        FOR THE YEAR ENDED OCTOBER 31,
                                                APRIL 30, 2005     -----------------------------------------------------------
                                                  (UNAUDITED)        2004          2003          20021       2001       2000
                                                  -----------      --------      --------      --------    --------   --------
PER SHARE DATA
  Net asset value, beginning of period              $  10.07       $   9.84      $   9.42      $  10.33    $   9.78   $   9.89
                                                    --------       --------      --------      --------    --------   --------
INVESTMENT OPERATIONS
  Net investment income                                 0.202          0.322         0.372         0.50        0.64       0.64
  Net gain (loss) on investments, futures contracts,
    options written, swap contracts and foreign
    currency related items
    (both realized and unrealized)                     (0.07)          0.25          0.49         (0.91)       0.55      (0.11)
                                                    --------       --------      --------      --------    --------   --------
      Total from investment operations                  0.13           0.57          0.86         (0.41)       1.19       0.53
                                                    --------       --------      --------      --------    --------   --------
LESS DIVIDENDS
  Dividends from net investment income                 (0.23)         (0.34)        (0.44)        (0.50)      (0.64)     (0.64)
                                                    --------       --------      --------      --------    --------   --------
NET ASSET VALUE, END OF PERIOD                      $   9.97       $  10.07      $   9.84      $   9.42    $  10.33   $   9.78
                                                    ========       ========      ========      ========    ========   ========
      Total return3                                     1.26%          5.95%         9.19%        (4.07)%     12.52%      5.59%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $107,907       $113,947      $129,743      $194,688    $334,647   $302,188
    Ratio of expenses to average net assets            0.70%4          0.70%         0.70%         0.70%       0.72%      0.77%
    Ratio of net investment income
      to average net assets                            4.05%4          3.27%         3.82%         4.90%       6.32%      6.53%
    Decrease reflected in above operating expense
      ratios due to waivers                             0.28%4         0.29%         0.28%         0.22%       0.13%      0.02%
  Portfolio turnover rate                                169%           385%          434%          385%        383%       247%

--------------------------------------------------------------------------------
1 As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

2 Per share information is calculated using the average shares outstanding method.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                             FOR THE SIX MONTHS
                                                     ENDED                        FOR THE YEAR ENDED OCTOBER 31,
                                                APRIL 30, 2005     -----------------------------------------------------------
                                                  (UNAUDITED)        2004          2003          20021       2001       2000
                                                  -----------      --------      --------      --------    --------   --------
PER SHARE DATA
  Net asset value, beginning of period              $  10.07       $   9.84      $   9.42      $  10.33    $   9.78   $   9.89
                                                    --------       --------      --------      --------    --------   --------
INVESTMENT OPERATIONS
  Net investment income                                 0.182          0.282         0.332         0.47        0.62       0.62
  Net gain (loss) on investments, futures contracts,
    options written, swap contracts and foreign
    currency related items
    (both realized and unrealized)                     (0.08)          0.24          0.49         (0.91)       0.55      (0.11)
                                                    --------       --------      --------      --------    --------   --------
      Total from investment operations                  0.10           0.52          0.82         (0.44)       1.17       0.51
                                                    --------       --------      --------      --------    --------   --------
LESS DIVIDENDS
  Dividends from net investment income                 (0.20)         (0.29)        (0.40)        (0.47)      (0.62)     (0.62)
                                                    --------       --------      --------      --------    --------   --------
NET ASSET VALUE, END OF PERIOD                      $   9.97       $  10.07      $   9.84      $   9.42    $  10.33   $   9.78
                                                    ========       ========      ========      ========    ========   ========
      Total return3                                     0.99%          5.42%         8.77%        (4.31)%     12.24%      5.33%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $ 15,036       $ 16,912      $ 19,990      $ 25,650    $ 42,633   $  6,804
    Ratio of expenses to average net assets             1.20%4         1.20%         1.09%         0.95%       0.96%      1.02%
    Ratio of net investment income
      to average net assets                             3.55%4         2.78%         3.42%         4.65%       5.86%      6.31%
    Decrease reflected in above operating expense
      ratios due to waivers                             0.28%4         0.29%         0.28%         0.22%       0.17%      0.02%
  Portfolio turnover rate                                169%           385%          434%          385%        383%       247%

--------------------------------------------------------------------------------

1 As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

2 Per share information is calculated using the average shares outstanding method.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                             FOR THE SIX MONTHS
                                                     ENDED                  FOR THE YEAR ENDED OCTOBER 31,
                                                APRIL 30, 2005     ------------------------------------------------
                                                  (UNAUDITED)        2004           2003         20021      20012
                                                  -----------      --------      --------      --------    --------
PER SHARE DATA
  Net asset value, beginning of period              $  10.08       $   9.85      $   9.42      $  10.33    $  10.26
                                                    --------       --------      --------      --------    --------
INVESTMENT OPERATIONS
  Net investment income                                 0.193          0.303         0.183         0.48        0.15
  Net gain (loss) on investments,
    futures contracts, options written,
    swap contracts and foreign currency
    related items (both realized and unrealized)       (0.08)          0.25          0.66        (0.91)        0.07
                                                    --------       --------      --------      --------    --------
      Total from investment operations                  0.11           0.55          0.84         (0.43)       0.22
                                                    --------       --------      --------      --------    --------
LESS DIVIDENDS
  Dividends from net investment income                 (0.21)         (0.32)        (0.41)        (0.48)      (0.15)
                                                    --------       --------      --------      --------    --------
NET ASSET VALUE, END OF PERIOD                      $   9.98       $  10.08      $   9.85      $   9.42    $  10.33
                                                    ========       ========      ========      ========    ========
      Total return4                                     1.12%          5.68%         9.03%        (4.27)%      2.13%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $ 29,234       $ 30,050      $ 33,556      $  3,829    $    406
    Ratio of expenses to average net assets             0.95%5         0.95%         0.95%         0.95%       0.95%5
    Ratio of net investment income
      to average net assets                             3.80%5         3.03%         1.83%         4.54%       5.66%5
    Decrease reflected in above operating expense
      ratios due to waivers                             0.28%5         0.29%         0.28%         0.25%       0.31%5
  Portfolio turnover rate                                169%           385%          434%          385%        383%

--------------------------------------------------------------------------------

1 As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

2  For the period July 31, 2001 (inception date) through October 31, 2001.

3 Per share information is calculated using the average shares outstanding method.

4 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                              FOR THE SIX MONTHS
                                                     ENDED                  FOR THE YEAR ENDED OCTOBER 31,
                                                APRIL 30, 2005     ------------------------------------------------
                                                  (UNAUDITED)        2004           2003         20021      20012
                                                  -----------      --------      --------      --------    --------
PER SHARE DATA
  Net asset value, beginning of period              $  10.07       $   9.84      $   9.42      $  10.33    $  10.26
                                                    --------       --------      --------      --------    --------
INVESTMENT OPERATIONS
  Net investment Income                                 0.153          0.233         0.263         0.40        0.13
  Net gain (loss) on investments,
    futures contracts, options written,
    swap contracts and foreign currency
    related items (both realized and unrealized)       (0.07)          0.25          0.50         (0.91)       0.07
                                                    --------       --------      --------      --------    --------
      Total from investment operations                  0.08           0.48          0.76         (0.51)       0.20
                                                    --------       --------      --------      --------    --------
LESS DIVIDENDS
  Dividends from net investment income                 (0.17)         (0.25)        (0.34)        (0.40)      (0.13)
                                                    --------       --------      --------      --------    --------
NET ASSET VALUE, END OF PERIOD                      $   9.98       $  10.07      $   9.84      $   9.42    $  10.33
                                                    ========       ========      ========      ========    ========
      Total return4                                     0.78%          4.90%         8.11%        (5.02)%      1.96%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $  7,574       $  7,385      $  8,395      $  5,149    $  1,044
    Ratio of expenses to average net assets             1.70%5         1.70%         1.70%         1.70%       1.70%5
    Ratio of net investment income
      to average net assets                             3.05%5         2.28%         2.65%         3.76%       4.87%5
    Decrease reflected in above operating expense
      ratios due to waivers                             0.28%5         0.29%         0.28%         0.24%       0.32%5
  Portfolio turnover rate                                169%           385%          434%          385%        383%

--------------------------------------------------------------------------------

1 As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

2  For the period July 31, 2001 (inception date) through October 31, 2001.

3 Per share information is calculated using the average shares outstanding method.

4 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------
                                              FOR THE SIX MONTHS
                                                     ENDED                  FOR THE YEAR ENDED OCTOBER 31,
                                                APRIL 30, 2005     ------------------------------------------------
                                                  (UNAUDITED)        2004           2003         20021      20012
                                                  -----------      --------      --------      --------    --------
PER SHARE DATA
  Net asset value, beginning of period              $  10.06       $   9.84      $   9.42      $  10.33    $  10.26
                                                    --------       --------      --------      --------    --------
INVESTMENT OPERATIONS
  Net investment income                                 0.153          0.223         0.243         0.40        0.12
  Net gain (loss) on investments,
    futures contracts, options written,
    swap contracts and foreign currency
    related items (both realized and unrealized)       (0.07)          0.25          0.52         (0.91)       0.07
                                                    --------       --------      --------      --------    --------
      Total from investment operations                  0.08           0.47          0.76         (0.51)       0.19
                                                    --------       --------      --------      --------    --------
LESS DIVIDENDS
  Dividends from net investment income                 (0.17)         (0.25)        (0.34)        (0.40)      (0.12)
                                                    --------       --------      --------      --------    --------
NET ASSET VALUE, END OF PERIOD                      $   9.97       $  10.06      $   9.84      $   9.42    $  10.33
                                                    ========       ========      ========      ========    ========
      Total return4                                     0.78%          4.79%         8.11%        (5.03)%      1.89%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $  3,114       $  3,247      $  2,381      $  1,033    $    296
    Ratio of expenses to average net assets             1.70%5         1.70%         1.70%         1.70%       1.70%5
    Ratio of net investment income
      to average net assets                             3.05%5         2.25%         2.45%         3.81%       4.82%5
    Decrease reflected in above operating expense
      ratios due to waivers                             0.28%5         0.29%         0.28%         0.23%       0.33%5
  Portfolio turnover rate                                169%           385%          434%          385%        383%

--------------------------------------------------------------------------------

1 As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

2  For the period July 31, 2001 (inception date) through October 31, 2001.

3 Per share information is calculated using the average shares outstanding method.

4 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

   Credit Suisse Fixed Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to generate high current income consistent with reasonable risk and, secondarily, capital appreciation. The Fund was organized under the laws of the Commonwealth of Massachusetts as a business trust on January 20, 1987.

   The Fund is authorized to offer five classes of shares: Common Class shares, Advisor Class shares, Class A shares, Class B shares, and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that each bears different expenses which reflect the differences in the range of services provided to them. The Fund's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit-sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("CSAM"), (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs and (5) employees of CSAM or its affiliates and current and former Directors or Trustees of funds advised by CSAM or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the Fund and open new accounts under the same Social Security number. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class B shares are sold subject to a contingent deferred sales charges which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund's equity investments are valued at market value, which is generally

CREDIT SUISSE FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premium and accretes discount using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class- specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/ losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

CREDIT SUISSE FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carry forward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any

CREDIT SUISSE FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2005, the Fund had the following open forward foreign currency contracts:

                                                         FOREIGN CURRENCY
    FORWARD FOREIGN      EXPIRATION                            TO BE                 CONTRACT        CONTRACT       UNREALIZED
    CURRENCY CONTRACT          DATE                       PURCHASED/(SOLD)             AMOUNT           VALUE       GAIN (LOSS)
    ---------------------------------------------------------------------------------------------------------------------------
    Australian Dollar       7/13/05                      A$         2,020,000     $ 1,557,420     $ 1,569,220         $ 11,800
    British Pound           7/13/05                 (pound)          (406,000)       (764,498)       (772,777)          (8,279)
    European Economic Unit  7/13/05                  (euro)         2,300,000       2,990,000       2,975,537          (14,463)
    European Economic Unit  7/13/05                  (euro)        (1,000,000)     (1,300,200)     (1,293,712)           6,488
    European Economic Unit  7/13/05                  (euro)        (1,700,000)     (2,194,020)     (2,199,310)          (5,290)
    European Economic Unit  7/13/05                  (euro)        (1,300,000)     (1,677,780)     (1,681,825)          (4,045)
    Japanese Yen            7/13/05                     (Y)       162,800,000       1,521,495       1,561,873           40,378
    New Zealand Dollar      7/13/05                     NZ$        (1,169,000)       (833,497)       (849,225)         (15,728)
    New Zealand Dollar      7/13/05                     NZ$        (8,300,000)     (5,926,573)     (6,029,568)        (102,995)
    Norwegian Krone         7/13/05                     NKr        12,273,000       1,936,919       1,955,014           18,095
    Swedish Krona           7/13/05                     SKr        13,718,250       1,936,484       1,930,024           (6,460)
                                                                                  -----------     -----------        ---------
                                                                                  $(2,754,250)    $(2,834,749)       $ (80,499)
                                                                                  ===========     ===========        =========

   I) TBA PURCHASE COMMITMENTS -- The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

   J) FUTURES -- The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contracts. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent

CREDIT SUISSE FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

payments required for a futures transaction. At April 30, 2005, the Fund had the following open futures contracts:

                                                                                                               UNREALIZED
                                   NUMBER OF            EXPIRATION           CONTRACT        CONTRACT         APPRECIATION
    FUTURES CONTRACT               CONTRACTS               DATE               AMOUNT           VALUE         (DEPRECIATION)
  --------------------           -------------          ----------        ------------     ------------      --------------
  U.S. Treasury 2 Year
      Notes Futures                   94                   6/30/05        $ 19,528,780     $ 19,524,094          $  (4,686)
  U.S. Treasury 5 Year
      Notes Futures                   22                   6/21/05           2,384,687        2,385,969              1,282
                                                                          ------------     ------------          ---------
                                                                            21,913,467       21,910,063             (3,404)
                                                                          ------------     ------------          ---------
  U.S. Treasury Bonds
         Futures                     (11)                  6/21/05          (1,254,483)      (1,263,281)            (8,798)
  U.S. Treasury 10 Year
      Notes Futures                 (106)                  6/21/05         (11,596,891)     (11,810,719)          (213,828)
                                                                          ------------     ------------          ---------
                                                                           (12,851,374)     (13,074,000)          (222,626)
                                                                          ------------     ------------          ---------
                                                                          $  9,062,093     $  8,836,063          $(226,030)
                                                                          ============     ============          =========

   K) OPTIONS -- The Fund may purchase and write (sell) call and put options on securities, currencies and swap agreements (options on swap agreements are commonly known as "swaptions"). The Fund may write covered and uncovered put and call options and purchase put and call options for hedging purposes or to increase total return. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

   When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Fund. The risk

CREDIT SUISSE FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

involved in writing an option is that, if the option is exercised, the underlying security could then be purchased or sold by the Fund at a disadvantageous price. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk that the securities on which the option is written may not be available for purchase if the call option is exercised. Uncovered put options have speculative characteristics and the potential loss is substantial.

   Exchange-traded options are valued at the last sale price in the market where such contracts are principally traded. OTC equity index options are priced according to the contract specifications (days to expiration, current spot index level, interest rates, dividends, strike price) using the Black-Scholes pricing model, modified for dividends. The volatility input assumption is interpolated from the previous day's price. On a weekly basis and at month end, CSAM receives a price indication sheet from the various broker-dealers and inputs these prices to update the volatility.

   Transactions in written options for puts and calls for the six months ended April 30, 2005 were as follows:

                                                      NUMBER OF        PREMIUMS
                                                      CONTRACTS        RECEIVED
                                                      ---------       ----------
      Options outstanding at beginning of period            105       $  47,985
      Options written                                     2,130         393,618
      Options expired                                        --              --
      Options bought to close                            (2,145)       (405,874)
                                                         ------       ---------
      Options outstanding at end of period                   90       $  35,729
                                                         ======       =========

   L) SWAPS -- The Fund may enter into index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund

CREDIT SUISSE FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

   The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swaps contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At April 30, 2005 the Fund had no outstanding swap contracts.

   M) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2005, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $97,104 of which $89,264 was rebated to borrowers (brokers). The Fund retained $5,520 from the cash collateral investment and SSB, as lending agent, was paid $2,320. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

   N) OTHER -- Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market

CREDIT SUISSE FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

   In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

   The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or gains are earned.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 0.50% of the Fund's average daily net assets. For the six months ended April 30, 2005, investment advisory fees earned and voluntarily waived were $410,657 and $228,215, respectively.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the six months ended April 30, 2005, co-administrative services fees earned by CSAMSI were $82,131.

CREDIT SUISSE FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $68,431.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. Advisor Class shares may pay such fee at an annual rate not to exceed 0.75% of the average daily net assets. This fee is currently calculated at an annual rate of 0.50% of the average daily net assets of the Advisor Class shares. For Class A shares of the Fund, the fee is calculated at an annual rate of 0.25% of the daily average net assets of the Class A shares. For Class B and Class C shares of the Fund, the fee are calculated at an annual rate of 1.00% of the average daily net assets of the Class B and Class C shares of the Fund. Common Class shares do not bear any distribution fees.

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2005, the Fund reimbursed CSAM $131,450, which is included in the Fund's transfer agent expense.

   For the six months ended April 30, 2005, CSAMSI and its affiliates advised the Fund that it retained $15 from commissions earned on the sale of the Fund's Class A shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2005, Merrill was paid $11,083 for its services to the Fund.

NOTE 4. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and

CREDIT SUISSE FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 4. LINE OF CREDIT

syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2005 and during the period ended April 30, 2005, the Fund had no borrowings under the Credit Facility.

NOTE 5. PURCHASES AND SALES OF SECURITIES

   For the six months ended April 30, 2005, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

                        INVESTMENT SECURITIES   US GOVERNMENT/AGENCY OBLIGATIONS
                        ---------------------   --------------------------------
            Purchases        $ 285,006,121               $ 229,567,922
            Sales              303,096,781                 224,667,184

   At April 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $176,168,366, $2,324,492, $(886,919) and $1,437,573, respectively.

NOTE 6. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Advisor Class shares, Class A shares, Class B shares, and Class C shares. Transactions in capital shares for each class of the fund were as follows:

                                                      COMMON CLASS
                                 -------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                                 APRIL 30, 2005 (UNAUDITED)       OCTOBER 31, 2004
                                 -------------------------------------------------------
                                    SHARES          VALUE         SHARES        VALUE
                                 -----------   ------------    ----------   ------------
Shares sold                          729,333   $  7,300,213     1,765,117   $ 17,536,529
Shares issued in reinvestment
  of dividends                       238,561      2,385,156       397,120      3,942,591
Shares redeemed                   (1,461,696)   (14,642,249)   (4,022,117)   (39,854,945)
                                 -----------   ------------    ----------   ------------
Net decrease                        (493,802)  $ (4,956,880)   (1,859,880)  $(18,375,825)
                                 ===========   ============    ==========   ============

CREDIT SUISSE FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS

                                                       ADVISOR CLASS
                                 -------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                                 APRIL 30, 2005 (UNAUDITED)       OCTOBER 31, 2004
                                 -------------------------------------------------------
                                    SHARES          VALUE         SHARES        VALUE
                                 -----------   ------------    ----------   ------------
Shares sold                           81,011   $    813,365        59,167   $    583,439
Shares issued in reinvestment
  of dividends                        22,026        220,292        39,204        389,176
Shares redeemed                     (275,064)    (2,744,443)     (448,568)    (4,474,273)
                                 -----------   ------------    ----------   ------------
Net decrease                        (172,027)  $ (1,710,786)     (350,197)  $ (3,501,658)
                                 ===========   ============    ==========   ============
                                                         CLASS A
                                 -------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                                 APRIL 30, 2005 (UNAUDITED)       OCTOBER 31, 2004
                                 -------------------------------------------------------
                                    SHARES          VALUE         SHARES        VALUE
                                 -----------   ------------    ----------   ------------
Shares sold                          277,966   $  2,781,629       440,763   $  4,374,282
Shares issued in reinvestment
of dividends                          56,296        563,462        95,842        952,141
Shares redeemed                     (387,329)    (3,896,052)     (960,335)    (9,547,906)
                                 -----------   ------------    ----------   ------------
Net decrease                         (53,067)  $   (550,961)     (423,730)  $ (4,221,483)
                                 ===========   ============    ==========   ============
                                                         CLASS B
                                 -------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                                 APRIL 30, 2005 (UNAUDITED)       OCTOBER 31, 2004
                                 -------------------------------------------------------
                                    SHARES          VALUE         SHARES        VALUE
                                 -----------   ------------    ----------   ------------
Shares sold                          131,125   $  1,308,009        40,551   $    402,569
Shares issued in reinvestment
of dividends                           7,402         74,061        12,358        122,683
Shares redeemed                     (112,995)    (1,131,825)     (172,157)    (1,690,467)
                                 -----------   ------------    ----------   ------------
Net increase (decrease)               25,532   $    250,245      (119,248)  $ (1,165,215)
                                 ===========   ============    ==========   ============
                                                         CLASS C
                                 -------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                                 APRIL 30, 2005 (UNAUDITED)       OCTOBER 31, 2004
                                 -------------------------------------------------------
                                    SHARES          VALUE         SHARES        VALUE
                                 -----------   ------------    ----------   ------------
Shares sold                           50,208   $    502,446       202,928   $  2,019,541
Shares issued in reinvestment
of dividends                           1,239         12,391         2,166         21,497
Shares redeemed                      (61,887)      (618,508)     (124,305)    (1,227,240)
                                 -----------   ------------    ----------   ------------
Net increase (decrease)              (10,440)  $   (103,671)       80,789   $    813,798
                                 ===========   ============    ==========   ============

CREDIT SUISSE FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS

   On April 30, 2005, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

                                 NUMBER OF         APPROXIMATE PERCENTAGE
                               SHAREHOLDERS         OF OUTSTANDING SHARES
                               ------------        ----------------------
            Common Class             5                       67%
            Class A                  2                       48%
            Class B                  1                       16%
            Class C                  1                       68%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 7. CONTINGENCIES

   In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE FIXED INCOME FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

   In approving the Investment Advisory Agreement, the Board of Trustees of the Fund, including the Independent Trustees, considered the following factors:

   Investment Advisory Fee Rates
   -----------------------------

   The Board reviewed and considered the contractual advisory fee rate of 0.50% paid by the Fund (the "Contractual Advisory Fee") to CSAM in light of the extent and quality of the advisory services provided. The Board also reviewed and considered the fee waivers and/or expense reimbursement arrangements currently in place for the Fund and considered the actual fee rate after taking waivers and reimbursements into account of 0.28% for the Fund (the "Net Advisory Fee"). The Board acknowledged that the fee waivers and reimbursements could be discontinued at any time.

   Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee and Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Peer Group") and universe of funds (the "Universe") provided by an independent provider of investment company data.

   Nature, Extent and Quality of the Services under the Advisory Agreement
   -----------------------------------------------------------------------

   The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by CSAM under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by CSAM. The Board reviewed background information about CSAM, including its Form ADV. The Board considered the background and experience of CSAM's senior management and the expertise of, and the amount of attention given to the Fund by senior personnel of CSAM. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management teams primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other CSAM clients for comparable services.

   Fund Performance
   ----------------

   The Board received and considered the one, three and five-year performance of the Fund, along with comparisons, for all presented periods, both to the Peer

CREDIT SUISSE FIXED INCOME FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

Group and the Universe. The Board was provided with a description of the methodology used to arrive at the funds included in the Peer Group and the Universe.

   The Board reviewed information comparing the performance of the various Credit Suisse Funds to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between the Fund and its identified benchmark over various time periods.

   CSAM Profitability
   ------------------

   The Board received and considered a profitability analysis of CSAM based on the fees payable under the Advisory Agreement, including any fee waivers or fee caps, as well as other relationships between the Fund on the one hand and CSAM affiliates on the other. The Board received profitability information for the other funds in the CSAM family of funds.

   Economies of Scale
   ------------------

   The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

   Other Benefits to CSAM
   ----------------------

   The Board considered other benefits received by CSAM and its affiliates as a result of its relationship with the Fund. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Fund, administrative and brokerage relationships with affiliates of CSAM and benefits potentially derived from an increase in CSAM's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by CSAM and its affiliates).

   The Board considered the standards applied in seeking best execution and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed CSAM's method for allocating portfolio investment opportunities between the Fund and other advisory clients.

CREDIT SUISSE FIXED INCOME FUND
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

   Conclusions
   -----------

   In selecting CSAM, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

   o although the Contractual Advisory Fee was higher than that of its Peer Group, the fee was considered reasonable recognizing that the amount that shareholders were actually charged, the Net Advisory Fee, was approximately the median of the Fund's Peer Group.

   o the Fund's one and two-year performance was above the median of its Peer Group, while the Fund's three and five-year performance record was below that of its Peer Group. The Board discussed the underperformance with CSAM, but considered the improvements in the Fund's recent performance to be a positive reflection of the enhanced research and portfolio management changes instituted by CSAM.

   o aside from performance (as discussed above), the Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by CSAM and that, based on dialogue with management and counsel, the services provided by CSAM under the Advisory Agreement are typical of, and consistent with, those provided to mutual funds by other investment advisers. The Board understood that CSAM had or was in the process of addressing any performance issues.

   o in light of the costs of providing investment management and other services to the Fund and CSAM's ongoing commitment to the Fund and willingness to cap fees and expenses, the profits and other ancillary benefits that CSAM and its affiliates received were considered reasonable.

   o CSAM's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

   o in light of the relatively small size of the Fund and the amount of the Net Advisory Fees, the Fund's current fee structure (without breakpoints) was considered reasonable.

   No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

CREDIT SUISSE FIXED INCOME FUND
PRIVACY POLICY NOTICE (UNAUDITED)
--------------------------------------------------------------------------------

                     Important Privacy Choices for Consumers
                     ---------------------------------------

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   o Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   o  Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

[ ] No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("CSAM"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in CSAM-sponsored and-advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2005.

CREDIT SUISSE FIXED INCOME FUND
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30, 2004 as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

   o  By calling 1-800-927-2874

   o  On the Fund's website, www.csam.com/us

   o On the website of the Securities and Exchange Commission, http://www.sec.gov.

   The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

                       This page intentionally left blank
                                                             logo:
P.O. BOX 55030, BOSTON, MA 02205-5030                        CREDIT | ASSET
800-927-2874 o www.csam.com/us                               SUISSE | MANAGEMENT

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.        FI-SAR-0405

ITEM 2. CODE OF ETHICS.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an "interested person" of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  Credit Suisse Fixed Income Fund

                  /s/ Michael E. Kenneally
                  --------------------------------
                  Name:  Michael E. Kenneally
                  Title:   Chief Executive Officer
                  Date:   July 5, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Michael E. Kenneally
                  --------------------------------
                  Name:  Michael E. Kenneally
                  Title:   Chief Executive Officer
                  Date:   July 5, 2005

                  /s/ Michael A. Pignataro
                  --------------------------------
                  Name:  Michael A. Pignataro
                  Title:   Chief Financial Officer
                  Date:   July 5, 2005